Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
On April 28, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MRAC Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of the Company, and Enjoy Technology Inc., a Delaware corporation. Pursuant to the Merger Agreement, the parties thereto entered into a business combination transaction.
On October 15, 2021, Enjoy Technology, Inc., a Delaware corporation that is our successor, consummated the previously announced Business Combination pursuant to the Merger Agreement, following the approval by the Company’s stockholders on October 13, 2021.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 10 - Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the condensed consolidated financial statements were issued require potential adjustment to or disclosure in the condensed consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Enjoy Technology Inc [Member]
Subsequent Event [Line Items]
Subsequent Events
18.	SUBSEQUENT EVENTS
The Company evaluated subsequent events from September 30, 2021, the date of these condensed consolidated financial statements, through November 12, 2021, which represents the date the condensed consolidated financial statements were available to be issued, for events requiring adjustment to or disclosure in these condensed consolidated financial statements. Aside from those described below, there are no events that require adjustment to or disclosure in these condensed consolidated financial statements.
Merger Transaction
– On the Closing Date of October 15, 2021, the Company and MRAC consummated the merger transaction contemplated by the Merger Agreement, following approval at an extraordinary general meeting of the shareholders of MRAC held on October 13, 2021.
Immediately prior to the effective time of the Merger, (1) each share of Enjoy’s (a) Series A preferred stock, par value $0.00001 per share, (b) Series B preferred stock, par value $0.00001 per share, and (c) Series C preferred stock, par value $0.00001 per share (collectively, the “Enjoy Preferred Stock”), converted into one share of common stock, par value $0.00001 per share, of Enjoy and, together with Enjoy Preferred Stock, (the “Enjoy Capital Stock”) (2) all of the outstanding warrants to purchase shares of Enjoy Capital Stock were exercised in full, with the exception of the warrant to purchase 336,304 shares of Enjoy Preferred Stock held by TriplePoint Venture Growth BDC Corporation, and converted into the warrant to purchase 115,875 shares of New Enjoy Common Stock at an exercise price of $6.90 per share.
In connection with the execution of the Merger Agreement, MRAC entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to which the PIPE Investors agreed to purchase, in the aggregate, approximately 8 million shares of New Enjoy common stock at $10.00 per share for an aggregate commitment amount of approximately $80 million (the “PIPE Shares”). Pursuant to the Subscription Agreements, New Enjoy agreed to provide the PIPE Investors with certain registration rights with respect to the PIPE Shares. The PIPE investment was consummated substantially concurrently with the closing of the Merger.
On the Closing Date, certain related party investors (the “Backstop Investors”) purchased, in the aggregate, 5,590,906 shares of New Enjoy Common Stock (the “Backstop Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of approximately $55,009,060, pursuant to the backstop agreements, dated September 13, 2021 (the “Backstop Agreements”). Pursuant to the Backstop Agreement, New Enjoy agreed to provide certain registration rights to the Backstop Investors with respect to the Backstop Shares.
The merger transaction with MRAC represents a reverse merger and will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, MRAC will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the merger transaction, Enjoy stockholders will have a majority of the voting power of New Enjoy, Enjoy will comprise all of the ongoing operations of New Enjoy, Enjoy will control a majority of the governing body of New Enjoy, and Enjoy’s senior management will comprise all of the senior management of New Enjoy. Accordingly, for accounting purposes, the merger transaction will be treated as the equivalent of Enjoy issuing shares for the net assets of MRAC, accompanied by a recapitalization. The net assets of Enjoy will be stated at historical cost. No goodwill or other intangible assets will be recorded. Operations after the merger transaction will be those of Enjoy.
LCH Transaction
–
In April 2021, to induce one of its stockholders, LCH Enjoir L.P. (“LCH”), to surrender to Enjoy certain of its rights in connection with the Merger, Enjoy entered into the Stockholder Contribution Agreement with Ron Johnson and the Stock Issuance Agreement with LCH. Pursuant to the Stockholder Contribution Agreement, immediately prior to the Closing, Mr. Johnson contributed a number of shares of the Company’s Common Stock equal to the quotient obtained by dividing $
20.0
million by the product obtained by multiplying $
10.00
by the exchange ratio calculated in accordance
with the Merger Agreement used to determine that number of shares each share of the Company’s Common Stock will be exchanged for at the closing of the Merger (“Contributed Shares”). In October 2021, as detailed in the Stock Issuance Agreement, Enjoy issued a number of shares equal to the Contributed Shares to LCH.

19.	SUBSEQUENT EVENTS
The Company evaluated subsequent events from December 31, 2020, the date of these consolidated financial statements, through March 19, 2021, which represents the date the consolidated financial statements were available to be issued, for events requiring adjustment to or disclosure in these consolidated financial statements. Except as discussed below, there are no events that require adjustment to or disclosure in these consolidated financial statements.
Reorganization
– In January 2021, Enjoy Technology, Inc. filed documents with the Delaware Secretary of State to effect a holding company reorganization (the “Reorganization”), which resulted in a newly formed Delaware corporation, Enjoy Technology Holding Company (“Enjoy Holdings”), owning all the capital stock of Enjoy Technology, Inc. Enjoy Holdings was initially a direct, wholly owned subsidiary of Enjoy Technology, Inc. Pursuant to the Reorganization, the newly formed entity (“Merger Sub”), a direct, wholly owned subsidiary of Enjoy Holdings and an indirect, wholly owned subsidiary of Enjoy Technology, Inc., merged with and into Enjoy Technology, Inc., with Enjoy Technology, Inc., surviving as a direct, wholly owned subsidiary of Enjoy Holdings. Each share of each class of Enjoy Technology, Inc., stock issued and outstanding immediately prior to the Reorganization was automatically converted into an equivalent corresponding share of Enjoy Holdings stock, having the same designations, rights, powers and preferences and the qualifications, limitations and restrictions as the corresponding share of Enjoy Technology, Inc., stock being converted. Accordingly, upon consummation of the Reorganization, Enjoy Technology, Inc.’s current stockholders became stockholders of Enjoy Holdings. The stockholders of Enjoy Technology, Inc., did not recognize any gain or loss for U.S. federal income tax purposes upon the conversion of their shares in the Enjoy Holdings. Finally, Enjoy Technology Inc changed its name to Enjoy Technology LLC while Enjoy Holdings changed its name to Enjoy Technology Inc.
Convertible Loan Restructuring
– In February 2021, the Company and its Lenders agreed on an amendment to the Convertible Loan to specify the treatment of the Convertible Loan should the Company merge with a Special Purpose Acquisition Company (“SPAC”), and subsequently become a publicly traded entity (“SPAC Merger”). In order to simplify the potential mechanics of a SPAC Merger in the future, among other reasons, the holders of the Convertible Loan agreed to specify that immediately prior to the closing of a SPAC Merger, the Convertible Loan would be automatically converted into the Company’s common stock at a conversion price equal to 90% of the value of the Company’s stock at such time. Management expects this to be a substantial modification of the Convertible Loan resulting in treatment as a debt extinguishment. As the substance of the transaction is a capital contribution from related parties the resulting gain will be recorded to equity.
Convertible Preferred Stock
– In March 2021, the Company authorized and issued 3,953,194 shares of Series C convertible preferred stock, for gross proceeds of $15.0 million.
Events Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through May 14, 2021, the date the financial statements were available to be reissued.
2021 Convertible Loan
—In April 2021, the Company entered into an additional convertible unsecured subordinated loan agreement to borrow up to $75.0 million (the “2021 Convertible Loan”) from new investors, certain existing investors and executives. The 2021 Convertible Loan is senior in right of payment to the Convertible Loan, but expressly subordinated in right of payment to the Blue Torch Loan. The 2021 Convertible Loan has several conversion options, including an optional conversion upon maturity and automatic conversion upon a merger with a special purpose acquisition company (“SPAC”) (“SPAC Transaction”). If a SPAC Transaction occurs on or prior to the maturity date and prior to payment in full of the principal amount, then the outstanding principal amount of the 2021 Convertible Loan and all accrued and unpaid interest will automatically convert into fully paid and nonassessable shares of Enjoy’s common stock immediately prior to the closing of the SPAC Transaction at a price per share equal to 80% of the value assigned to each share of Enjoy’s common stock. The 2021 Convertible Loan incurs interest at 8% per annum and mature in April 2022.
LCH Transaction
—
In April 2021, to induce one of its stockholders, LCH Enjoir L.P. (“LCH”), to waive certain of its rights in connection with the pending merger with MRAC, Enjoy entered into the Stockholder Contribution Agreement with Ron Johnson and the Stock Issuance Agreement with LCH. Pursuant to the Stockholder Contribution Agreement, immediately prior to and contingent on Closing, Mr. Johnson shall surrender to Enjoy a number of shares of the Company’s Common Stock equal to the quotient obtained by dividing $20.0 million by the product obtained by multiplying $10.00 by the exchange ratio calculated in accordance with the Merger Agreement used to determine that number of shares each share of the Company’s Common Stock will be exchanged for at the closing of the Business Combination (“Contributed Shares”). Thereafter, as detailed in the Stock Issuance Agreement, Enjoy shall issue a number of shares equal to the Contributed Shares to LCH.
Pending Merger with Marquee Raine Acquisition Corp.
—On April 28, 2021, Enjoy entered into a definitive merger agreement with Marquee Raine Acquisition Corp. (“MRAC”), a publicly traded special purpose acquisition company. Under the terms of the proposed transaction, a wholly owned subsidiary of MRAC will merge with Enjoy at an estimated combined enterprise value of approximately $1.2 billion. The cash components of the transaction will be funded by MRAC’s cash in trust of $374.0 million (assuming no redemptions) as well as an $80.0 million private placement of common stock at $10.00 per share from various accredited investors. The transaction is expected to close during the fourth quarter of 2021 and remains subject to customary closing conditions.